Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

December 22, 2011

VIA EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Form N-14

File No. 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is the Registrant’s registration statement on Form N-14 (the “Registration Statement”) filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Registration Statement pertains to the acquisition by the Emerald Banking and Finance Fund and the Emerald Growth Fund (the “Acquiring Funds”), each a series of the Registrant, of assets of, respectively, the Forward Banking and Finance Fund and the Forward Growth Fund (the “Acquired Funds”), each a series of Forward Funds. The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a meeting of shareholders of the Acquired Funds, at which the shareholders of the Acquired Funds will be asked to vote on the proposed reorganizations.

The SEC Staff is kindly requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP